Aspiriant Risk-Managed Equity Allocation Fund
FUND SUMMARY Aspiriant Risk-Managed Equity Allocation Fund
Investment Objective

The Aspiriant Risk-Managed Equity Allocation Fund (the “Fund” or “Equity Allocation Fund”) seeks to achieve long-term capital appreciation while considering federal tax implications of investment decisions.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - Aspiriant Risk-Managed Equity Allocation Fund	Advisor Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as percentage of net asset value)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none
Redemption Fee (as percentage of amount redeemed)	none	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Aspiriant Risk-Managed Equity Allocation Fund		Advisor Shares	Institutional Shares
Management Fees	[1]	0.24%	0.24%
Distribution (12b-1) Fees		none	0.25%
Other Expenses	[1]	0.22%	0.22%
Acquired Fund Fees and Expenses	[2]	0.13%	0.13%
Total Annual Operating Expenses		0.59%	0.84%
Fee Waiver	[3]	(0.08%)	(0.08%)
Total Annual Operating Expenses After Fee Waiver		0.51%	0.76%
[1]	Restated to reflect current fees.
[2]	Acquired Fund Fees and Expenses represent fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies. Total Annual Operating Expenses in this table may not correlate to the ratio of expenses to average net assets provided in the Financial Highlights section of this prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	The Adviser has agreed to waive its advisory fee from 0.24% to 0.16% through June 30, 2018. This arrangement may be terminated only by the Trust's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Aspiriant Risk-Managed Equity Allocation Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Advisor Shares	52	181	321	730
Institutional Shares	78	260	458	1,030

Portfolio Turnover

The Equity Allocation Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 83% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Equity Allocation Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities. The types of equity securities the Fund will invest in include common stock, preferred stock, and depositary receipts. The Fund also will invest in securities that provide exposure to equity securities (i.e., rights, warrants, futures contracts, swaps, equity options, and investment company shares). The Fund will hold a broad and diverse group of equity securities of companies in countries with developed and emerging markets. The Fund may invest in companies of any market capitalization. The adviser and sub-advisers generally will consider selling securities when other securities are identified that may result in a better opportunity.

For a portion of its investments, the Fund may seek to reduce the volatility of its net asset value relative to the MSCI ACWI (the “MSCI Index”), and increase its return, through systematic strategies. The use of systematic strategies refers to the use of a consistent process based on Models and Data (described below) to invest in securities that have factors expected to outperform the market (e.g., an emphasis on smaller value companies than the general market).

In addition, the Fund may use a portion of its assets to seek to reduce volatility relative to the MSCI Index, with respect to global securities, or to the S&P 500 Index (the “S&P 500”), with respect to domestic securities, by using a global or domestic quality strategy that focuses on lower risk and high quality equities. The global quality strategy seeks to provide diversified exposure to high quality global companies, while the domestic quality strategy seeks to provide diversified exposure to high quality U.S. companies. The quality strategy would tilt a portion of the Fund’s portfolio toward stocks that have lower volatility, lower earnings variation, lower leverage, and higher earnings yield versus the MSCI Index for the global quality strategy and the S&P 500 for the domestic quality strategy.

The Fund also pursues a quality strategy by investing in other investment companies or pooled investment vehicles (such as open-end and closed-end funds, exchange-traded funds, and private funds) that seek to reduce volatility by investing in equity securities believed to be of high quality. The Fund will bear its pro rata portion of such investment companies’ or pooled investment vehicles’ expenses in addition to its own direct expenses.

In addition, the Fund may invest in other derivative instruments to seek return, hedge against fluctuations in securities prices, interest rates or currency exchange rates, as a substitute for the purchase or sale of securities or currencies, or for investment purposes to increase its economic exposure to a particular security, currency or index in a cost effective manner. In particular, the Fund may create long (short) positions in currencies that either offer a higher (lower) yield or that are expected to appreciate (depreciate) relative to other currencies. Permitted derivatives include the purchase or sale of forward or futures contracts; options on futures contracts; exchange-traded and over-the-counter options; put and call spreads; equity collars, equity swap agreements, and equity index swap agreements. The Fund’s use of swaps, futures contracts, forward contracts and certain other derivative instruments will have the economic effect of financial leverage. The Fund may also engage in covered short sales (on individual securities held or on an index or basket of securities whose constituents are held in whole or in part). The Fund’s investment in derivatives will be no more than 20% of its assets and as otherwise may be limited by applicable law.

Given the complexity of the investments and strategies of the Equity Allocation Fund, certain of the sub-advisers rely heavily on quantitative models (both proprietary models developed by the sub-adviser and those supplied by third parties) and information and data supplied by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments by helping to determine the expected returns of securities.

In constructing the Fund’s investment portfolio, certain sub-advisers consider federal tax implications when making investment decisions with respect to individual securities to seek to provide a tax advantage. This approach is commonly referred to as a tax-managed approach and aims to limit the effect of federal income tax on investment returns by delaying and minimizing the realization of net capital gains and by maximizing the extent to which any realized net capital gains are long-term in nature. This tax-managed approach may only apply to a portion of the Fund’s portfolio.

Principal Risks

Equity Market Risk: Economic, political, and issuer-specific events will cause the value of securities and, therefore, the value of the Fund’s shares, to rise and fall. Market conditions may affect certain types of securities more than others. As a result, you may lose money on your investment in the Fund and there can be no assurance that the Fund will achieve its investment objective.

Small and Mid-Cap Company Risk: Smaller capitalization companies may be more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. Securities of small and mid-cap companies are often less liquid than those of large companies and this could make it difficult to sell such securities at a desired time or price.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of (i) economic or political actions of foreign governments and/or (ii) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk, which is the possibility that foreign currency will fluctuate in value against the U.S. dollar.

Emerging Markets Risk: Emerging markets involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. These less developed markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

Derivatives Risk: The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a position or security, rather than solely to hedge the risk of a position or security held by the Fund. Derivatives for hedging purposes may not reduce risk if they are not sufficiently correlated to the position being hedged. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. Derivatives that are traded “over the counter” also present credit risk (the risk that the other party to the derivative contract will not fulfill its contractual obligations, whether because of bankruptcy or other default). The loss on derivative transactions may substantially exceed the initial investment. In addition, writing and purchasing call and put options are highly specialized activities and the successful use of options depends in part on the future price fluctuations and the degree of correlation between the options and the securities markets. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the strategy and, for these and other reasons, may not reduce the Fund’s volatility to the extent desired. The Fund may reduce its holdings of put options resulting in an increased exposure to a market decline.

Illiquid Investments: The Fund invests primarily in publicly traded securities and does not generally purchase securities that have legal or contractual restrictions on resale or that are illiquid except that certain derivative instruments may be illiquid and the Fund’s investment in an unregistered investment company would be treated as illiquid. In addition, liquid securities purchased by the Fund may become illiquid because of issuer-specific events or changes in market conditions. Illiquid investments are subject to the risk that the Fund will not be able to sell the investments when desired or at favorable prices. The Fund will not purchase an illiquid investment if, as a result, more than 15% of the value of the Fund’s net assets would be so invested.

Leverage Risk: Investments in futures contracts, forward contracts, swaps, and other derivative instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through activities such as purchasing derivative instruments in an effort to increase its returns, it has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by the creation of liabilities, that exceeds the net assets of the Fund. The net asset value of the Fund when employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Models and Data Risk: When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Some of the models used by a sub-adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

Tax-Managed Investment Risk: Market conditions may limit the Fund’s ability to implement its tax-managed approach. For example, market conditions may limit the Fund’s ability to generate tax losses or to generate qualified dividend income, which is generally taxed to noncorporate shareholders at favorable rates. The Fund’s ability to utilize various tax-management techniques may be curtailed or eliminated in the future by legislation or regulation. Although the Fund expects that a smaller portion of its total return will consist of taxable distributions to shareholders as compared to non-tax managed funds, there can be no assurance about the size of taxable distributions to shareholders. The performance of the Fund may deviate from that of non-tax managed funds and may not provide as high a return before or after consideration of federal income tax consequences as non-tax managed funds.

Underlying Fund Risk: The actual cost of investing in a mutual fund that invests in other investment companies and pooled investment vehicles may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. The Fund will bear its pro rata portion of the expenses of the underlying funds in addition to its own direct expenses. By investing in underlying funds, the Fund is subject to the risks associated with the underlying funds’ investments. The Fund’s investment performance is directly tied to the performance of the underlying funds and other investments in which the Fund invests. If one or more of the underlying funds fails to meet its investment objective, or otherwise performs poorly, the Fund’s performance could be negatively affected. With respect to an underlying fund whose shares trade on an exchange, its shares may trade below their net asset value or at a discount, which may adversely affect the Fund’s performance.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Fund, at times, to underperform equity funds that use other strategies.

Performance Information

The following bar chart and table provide some indication of the risks of investing in the Equity Allocation Fund’s Advisor Shares. Updated performance information is available at www.aspiriantfunds.com or by calling the Fund at 1-877-997-9971. Performance of the Institutional Shares is not shown because it has not commenced operations. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The bar chart below will show changes in the Fund’s Advisor Shares’ performance from year-to-year.

Calendar Year Total Returns for Advisor Shares*

* Advisor Shares year-to-date total return as of March 31, 2016 was 1.19%.

Best Quarter:	4.68% September 30, 2013
Worst Quarter:	(6.77%) September 30, 2015

The table below shows how the Fund’s average annual total returns for the periods indicated compare with those of a broad measure of market performance. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns (for the periods ended December 31, 2015)
Average Annual Total Returns - Aspiriant Risk-Managed Equity Allocation Fund	1 Year	Since Inception	Inception Date
Advisor Shares	(0.25%)	4.07%	Apr. 04, 2013
Advisor Shares | Return After Taxes on Distributions	(0.66%)	3.85%	Apr. 04, 2013
Advisor Shares | Return After Taxes on Distributions and Sale of Fund Shares	0.21%	3.11%	Apr. 04, 2013
MSCI ACWI (reflects no deduction of fees, expenses or taxes)	(2.36%)	6.22%	Apr. 04, 2013

Aspiriant Risk-Managed Municipal Bond Fund
FUND SUMMARY Aspiriant Risk-Managed Municipal Bond Fund
Investment Objective

The Aspiriant Risk-Managed Municipal Bond Fund (the “Fund” or “Municipal Bond Fund”) seeks total return on investment through income exempt from regular federal income taxes and through capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	Aspiriant Risk-Managed Municipal Bond Fund Aspiriant Risk-Managed Municipal Bond Fund Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as percentage of net asset value)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (as percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Aspiriant Risk-Managed Municipal Bond Fund Aspiriant Risk-Managed Municipal Bond Fund Shares
Management Fees	0.27%	[1]
Distribution (12b-1) Fees	none
Other Expenses	0.14%	[1]
Acquired Fund Fees and Expenses	0.08%	[2]
Total Annual Operating Expenses	0.49%
Fee Waiver	(0.03%)	[3]
Total Annual Operating Expenses After Fee Waiver	0.46%
[1]	Restated to reflect current fees.
[2]	Acquired Fund Fees and Expenses represent fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies. Total Annual Operating Expenses in this table may not correlate to the ratio of expenses to average net assets provided in the Financial Highlights section of this prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	The Adviser has agreed to waive its advisory fee from 0.27% to 0.24% through June 30, 2018. This arrangement may be terminated only by the Trust's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Aspiriant Risk-Managed Municipal Bond Fund | Aspiriant Risk-Managed Municipal Bond Fund Shares | USD ($)	47	154	271	613

Portfolio Turnover

The Municipal Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

To achieve its investment objective, under normal market conditions, the Municipal Bond Fund invests at least 80% of its total assets in municipal securities that pay income that is exempt from regular federal personal income tax. These municipal securities include obligations issued by U.S. states and their subdivisions, authorities, instrumentalities, and corporations, as well as obligations issued by U.S. territories (such as Puerto Rico, the U.S. Virgin Islands, and Guam), which may include a focus on the California municipal securities market. The Fund may invest without limit in securities that generate income subject to the federal alternative minimum tax. The Fund may invest in bonds of any maturity and duration.

The Fund may invest significantly in high yield municipal securities, which are securities rated below investment grade (BB/Ba or lower at the time of purchase) or, if unrated, judged to be of comparable quality by the Fund’s sub-advisers. High yield securities are commonly referred to as junk bonds and are considered speculative.

The Fund also invests in investment grade municipal and other securities, preferred securities, taxable municipals, and pooled investment vehicles (such as open-end and closed-end funds, exchange-traded funds, and private funds) that invest primarily in securities of the types in which the Fund may invest directly. In addition, for hedging purposes, the Fund may invest in structured notes and other derivatives such as futures contracts, options on futures contracts, swap agreements (including interest rate swaps, total return swaps and credit default swaps), and options on swap agreements.

The Fund may invest in all types of municipal securities, including general obligation bonds, revenue bonds, and participation interests in municipal leases. The Fund may invest in zero coupon bonds, which are issued at substantial discounts from their value at maturity and pay no cash income to their holders until they mature. The Fund may also invest in municipal forwards, which are contracts to purchase municipal securities for a specified price at a future date later than the normal settlement date.

The Fund may invest up to 15% of its net assets in municipal securities whose interest payments vary inversely with changes in short-term tax-exempt interest rates (“inverse floaters”). Inverse floaters are derivative securities that provide leveraged exposure to underlying municipal bonds. The Fund’s investments in inverse floaters are designed to increase the Fund’s income and returns through this leveraged exposure. These investments are speculative, however, and also create the possibility that income and returns will be diminished. Holders of inverse floaters are exposed to all of the gains or losses on the underlying municipal bonds, despite the fact that their net cash investment is significantly less than the value of those bonds. This multiplies the positive or negative impact of the underlying bonds’ price movements on the value of the inverse floaters, thereby creating effective leverage. The Fund may invest in inverse floaters that create effective leverage of up to 30% of the Fund’s total investment exposure. The Fund will only invest in inverse floating rate securities whose underlying bonds are rated A or higher.

The sub-advisers use a research-intensive investment process to identify higher-yielding and undervalued municipal bonds that offer above-average total return. The sub-advisers’ allocation within the municipal markets and among non-municipal markets is based on its macroeconomic outlook, relative valuation estimates among the various markets, and tax-adjusted total return estimates among alternative investment opportunities. The sub-advisers may choose to sell municipal bonds with deteriorating credit or limited upside potential compared to other available bonds.

The Adviser may change the Fund’s exposures form time-to-time, which in turn results in higher or lower levels of risk. In managing the Fund’s exposures, the Adviser considers a number of economic factors including valuation levels of publicly traded securities. For example, the Fund’s exposure to investment grade securities and high yield securities will vary depending on the market environment. In addition to varying its exposures, the Fund may also hold certain derivative positons intended to increase or decrease the risk of the Fund. For example, the Fund may enter into an interest rate swap designed to increase or decrease its sensitivity to prevailing interest rate levels.

Principal Risks

Because the value of your investment in the Municipal Bond Fund will fluctuate, you may lose money and there can be no assurance that the Fund will achieve its investment objective. Below is a summary of the principal risks of investing in the Fund.

Call Risk: If an issuer calls higher-yielding debt instruments held by the Fund, performance could be adversely impacted.

Credit Risk: Credit risk is the risk that an issuer of a debt security may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a debt security may decline because of concerns about the issuer’s ability or willingness to make such payments. Because the Fund may significantly invest in high yield securities, the Fund’s credit risks are greater than those of funds that buy only investment grade securities.

Derivatives Risk: The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a position or security, rather than solely to hedge the risk of a position or security held by the Fund. Derivatives for hedging purposes may not reduce risk if they are not sufficiently correlated to the position being hedged. A decision as to whether, when, and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. Derivatives that are traded “over the counter” also present credit risk (the risk that the other party to the derivative contract will not fulfill its contractual obligations, whether because of bankruptcy or other default). The loss on derivative transactions may substantially exceed the initial investment.

High Yield Securities Risk: High yield securities, which are rated below investment grade and commonly referred to as “junk” bonds, are high risk investments that may cause income and principal losses for the Fund. They generally have greater credit risk, are less liquid, and have more volatile prices than investment grade securities. Defaulted bonds are speculative and involve substantial risks in addition to the risks of investing in high yield securities that have not defaulted. The Fund generally will not receive interest payments on the defaulted bonds and there is a substantial risk that principal will not be repaid. In any reorganization or liquidation proceeding relating to a defaulted bond, the Fund may lose its entire investment.

Illiquid Investments: The Fund invests primarily in publicly traded securities and does not generally purchase securities that have legal or contractual restrictions on resale or that are illiquid except that certain derivative instruments may be illiquid and the Fund’s investment in certain private investments would be treated as illiquid. In addition, liquid securities purchased by the Fund may become illiquid because of issuer-specific events or changes in market conditions. Illiquid investments are subject to the risk that the Fund will not be able to sell the investments when desired or at favorable prices. The Fund will not purchase an illiquid investment if, as a result, more than 15% of the value of the Fund’s net assets would be so invested.

Income Risk: The Fund’s income could decline during periods of falling interest rates.

Interest Rate Risk: Interest rate risk is the risk that the value of the Fund’s portfolio will decline because of rising interest rates. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. When interest rates change, the values of longer-duration debt securities usually change more than the values of shorter-duration debt securities.

Inverse Floaters Risk: The use of inverse floaters by the Fund creates effective leverage. Due to the leveraged nature of these investments, they will typically be more volatile and involve greater risk than the fixed rate municipal bonds underlying the inverse floaters. An investment in certain inverse floaters will involve the risk that the Fund could lose more than its original principal investment. Distributions on inverse floaters bear an inverse relationship to short-term municipal bond interest rates. Thus, distributions paid to the Fund on its inverse floaters will be reduced or even eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. Inverse floaters generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment.

Leverage Risk: Investments in futures, swaps, and other derivative instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through activities such as purchasing derivative instruments in an effort to increase its returns, it has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by the creation of liabilities, that exceeds the net assets of the Fund. The net asset value of the Fund when employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Municipal Lease Obligations Risk: Participation interests in municipal leases pose special risks because many leases and contracts contain “non-appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.

Political and Economic Risks: The values of municipal securities held by the Fund may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers. Because the Fund may invest significantly in municipal bonds from California and may invest in municipal bonds from U.S. territories, such as Puerto Rico, the Fund is more susceptible to adverse economic, political or regulatory changes affecting municipal bond issuers in those locations. California’s credit rating is among the worst of any state in the country and certain municipal bond issuers in Puerto Rico have recently experienced financial difficulties and rating agency downgrades.

Preferred Securities Risk: Preferred securities are subject to certain of the same risks as debt securities such as credit risk and interest rate risk, as well as special redemption rights, payment deferral, subordination, less liquidity, and limited voting rights.

Tax Risk: Interest from municipal bonds held by the Fund could become subject to regular federal income tax because of, among other things, unfavorable changes in tax laws, adverse interpretations by regulatory authorities, or noncompliant conduct by bond issuers.

Underlying Fund Risk: The actual cost of investing in a mutual fund that invests in other investment companies and pooled investment vehicles may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. The Fund will bear its pro rata portion of the expenses of the underlying funds in addition to its own direct expenses. By investing in underlying funds, the Fund is subject to the risks associated with the underlying funds’ investments. The Fund’s investment performance is directly tied to the performance of the underlying funds and other investments in which the Fund invests. If one or more of the underlying funds fails to meet its investment objective, or otherwise performs poorly, the Fund’s performance could be negatively affected. With respect to an underlying fund whose shares trade on an exchange, its shares may trade below their net asset value or at a discount, which may adversely affect the Fund’s performance.

Zero Coupon Bonds Risk: Zero coupon bonds do not pay interest on a current basis and may be highly volatile as interest rates rise or fall. In addition, while such bonds generate income for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause the Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by tax laws.

Performance Information

The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and how the Fund’s average annual total returns for the periods indicated compare with those of a broad measure of market performance. Updated performance information is available at www.aspiriantfunds.com or by calling the Fund at 1-877-997-9971. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

On July 1, 2015, simultaneous with the commencement of the Fund’s investment operations, the Advanced Capital Intelligence Global Income Opportunities Fund, L.P. (the “Private Fund”), a privately offered investment fund managed by the Adviser with investment policies, objectives, guidelines, and restrictions that were in all material respects equivalent to those of the Fund, converted into the Fund. The performance information shown below prior to July 1, 2015 is that of the Private Fund beginning on August 1, 2008, the Private Fund’s inception date. The performance information for the Private Fund reflects the maximum fees and expenses that could have been charged to the Private Fund. The Private Fund was not registered under the Investment Company Act of 1940 (the “1940 Act”) and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, which, if applicable, may have adversely affected its performance.

Calendar Year Total Returns as of December 31*

* Year-to-date total return as of March 31, 2016 was 1.43%.
Best Quarter:	9.57% September 30, 2009
Worst Quarter:	(5.87)% December 31, 2008

Average Annual Total Returns (for the periods ended December 31)
Average Annual Total Returns - Aspiriant Risk-Managed Municipal Bond Fund	1 Year	5 Years	Since Inception [1]
Aspiriant Risk-Managed Municipal Bond Fund Shares	3.44%	7.44%	5.95%
Aspiriant Risk-Managed Municipal Bond Fund Shares | Return After Taxes on Distributions	3.44%	7.44%	5.95%
Aspiriant Risk-Managed Municipal Bond Fund Shares | Return After Taxes on Distributions and Sale of Fund Shares	2.62%	5.94%	4.78%
Barclays Capital Municipal Bond Index (reflects no deduction of fees, expenses or taxes)	3.30%	5.35%	5.21%
Barclays Capital 1-15 Year Municipal Bond Index (reflects no deduction of fees, expenses or taxes)	2.83%	4.28%	4.57%
[1]	Since inception of the Private Fund on August 1, 2008.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.